Fair value measurement - Valuation approach for level 3 (Details) - At fair value - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Net financial instruments at fair value	$ 129,752	$ 155,057
Level 3
Financial instruments
Net financial instruments at fair value	$ 865	$ 640
Percentage using valuation method	1.00%	1.00%
Level 3 | With-profits and unit-linked funds
Financial instruments
Net financial instruments at fair value	$ 752	$ 511
Level 3 | Non-linked shareholder-backed
Financial instruments
Net financial instruments at fair value	$ 113	$ 129
Reasonably possible decrease in valuation (as a percent)	(10.00%)	(10.00%)
Amount of reasonably possible decrease in valuation	$ (11)	$ (13)
Level 3 | Non-linked shareholder-backed | External valuation
Financial instruments
Net financial instruments at fair value	111	112
Level 3 | Equity-type securities | Internal valuation
Financial instruments
Net financial instruments at fair value	$ 1	$ 1
Percentage using valuation method	0.10%	0.10%
Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Net financial instruments at fair value	$ 824	$ 557
Level 3 | Other sundry individual financial investments
Financial instruments
Net financial instruments at fair value	$ 41	$ 63